Consolidated Statements of Changes in Equity € in Millions, $ in Millions	EUR (€)	USD ($) $ / shares	Share capital and capital reserve EUR (€)	Share based compensation reserve EUR (€)	Translation reserve EUR (€)	Other reserves EUR (€)	Retained earnings EUR (€)
Changes in equity [abstract]
Equity	€ 2,606.2		€ 1,596.7	€ 13.8	€ 89.3	€ 19.8	€ 886.6
Profit (loss)	192.7						192.7
Other comprehensive income/(loss) for the year	(48.9)				11.7	(40.2)	(20.4)
Comprehensive income	143.8				11.7	(40.2)	172.3
Deferred hedging gains transferred to the carrying value of inventory	4.2					(4.2)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0		0.3	(0.3)
Repurchase of ordinary shares (in shares)	(170.9)		(170.9)
Share based payment charge	24.1			24.1
Reclassification of awards for settlement of tax liabilities	(7.1)			(6.2)			(0.9)
Increase (decrease) through transactions with owners, equity	(153.9)		(170.6)	17.6			(0.9)
Equity	2,591.9		1,426.1	31.4	101.0	(24.6)	1,058.0
Profit (loss)	227.1						227.1
Other comprehensive income/(loss) for the year	37.2				34.3	0.3	2.6
Comprehensive income	264.3				34.3	0.3	229.7
Deferred hedging gains transferred to the carrying value of inventory	9.4					9.4
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0		0.4	(0.4)
Issue of equity	0.0		9.5	(9.5)
Repurchase of ordinary shares (in shares)	(119.6)		(119.6)
Share based payment charge	8.8			8.8
Reclassification of awards for settlement of tax liabilities	(3.1)			(4.1)			1.0
Increase (decrease) through transactions with owners, equity	(203.1)		(109.7)	(5.2)			(88.2)
Dividends paid, ordinary shares per share | $ / shares		$ 0.60
Dividends paid, ordinary shares	89.2	$ 96.8
Equity	2,662.5		1,316.4	26.2	135.3	(14.9)	1,199.5
Profit (loss)	136.7						136.7
Other comprehensive income/(loss) for the year	(30.5)				(32.9)	(8.8)	11.2
Comprehensive income	106.2				(32.9)	(8.8)	147.9
Deferred hedging gains transferred to the carrying value of inventory	10.8					10.8
Dividends recognised as distributions to owners	(91.3)						(91.3)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity			0.4	(0.4)
Issue of equity	0.0		12.2	(12.2)
Repurchase of ordinary shares (in shares)	(194.7)		(194.7)
Share based payment charge	8.4			8.4
Reclassification of awards for settlement of tax liabilities	(5.1)			(5.1)			0.0
Increase (decrease) through transactions with owners, equity	(282.7)		(182.1)	(9.3)			(91.3)
Dividends paid, ordinary shares per share | $ / shares		$ 0.68
Dividends paid, ordinary shares	91.3	$ 101.9
Equity	€ 2,496.8		€ 1,134.3	€ 16.9	€ 102.4	€ (12.9)	€ 1,256.1